		             UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   Sep. 30, 2012
                                                -----------------

Check here if Amendment [  ]; Amendment Number:
                                                 ----

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Hikari Tsushin, Inc
             -------------------------------------------------
Address:         Hikari West Gate BLDG., 7F
	     -------------------------------------------------
	         1-4-10, Nishi-Ikebukuro, Toshima-ku,
             -------------------------------------------------
                 Tokyo, 171-0021 JAPAN
             -------------------------------------------------


13F File Number:  28-12648
                  ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:              Naoko Yada
             -------------------------------------------------
Title:             Manager, Corporate Research
             -------------------------------------------------
Phone:            +81 (3) 5951-7463
             -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Naoko  Yada                   Tokyo, Japan            Nov 2, 2012
-----------------------            ----------            ----------------
 [Signature]                     [City, Country]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           None
                                                  --------------------------

Form 13F Information Table Entry Total:                       27
                                                  --------------------------

Form 13F Information Table Value Total:                    $ 351,405
                                                   -------------------------
                                                          (thousands)

                           FORM 13F INFORMATION TABLE



 COLUMN 1               COLUMN 2     COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------------------------------------------------------------------------------------

                                                  VALUE     SHRS OR  SH/PUT   INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP      (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------
3M CO.                   COMMON    88579Y 10 1       536      5,800             SOLE               5,800
---------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES      COMMON    002824 10 0     8,289    120,900             SOLE             120,900
---------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO.     COMMON    025816 10 9       540      9,500             SOLE               9,500
---------------------------------------------------------------------------------------------------------------------
APPLE INC.               COMMON    037833 10 0     1,881      2,820             SOLE               2,820
---------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA
 PROCESSING,INC.         COMMON    053015 10 3       628     10,700             SOLE              10,700
---------------------------------------------------------------------------------------------------------------------
BECTON DICKINSON & CO.   COMMON    075887 10 9     9,977    127,000             SOLE             127,000
---------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY,INC.  COMMON    084670 10 8   117,705        887             SOLE                 887
---------------------------------------------------------------------------------------------------------------------
COCA COLA CO.            COMMON    191216 10 0    38,422  1,012,960             SOLE           1,012,960
---------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS           COMMON    20825C 10 4     6,278    109,800             SOLE             109,800
---------------------------------------------------------------------------------------------------------------------
COSTCO WHOLESALES CORP.  COMMON    22160K 10 5       150      1,500             SOLE               1,500
---------------------------------------------------------------------------------------------------------------------
ECOLAB INC.              COMMON    278865 10 0     1,089     16,796             SOLE              16,796
---------------------------------------------------------------------------------------------------------------------
GOOGLE INC.              COMMON    38259P 50 8     8,571     11,360             SOLE              11,360
---------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS
  MACHINES CORP.         COMMON    459200 10 1    16,042     77,330             SOLE              77,330
---------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON        COMMON    478160 10 4    16,996    246,640             SOLE             246,640
---------------------------------------------------------------------------------------------------------------------
JPMORGAN CHASE & CO.     COMMON    46625H 10 0     3,962     97,871             SOLE              97,871
---------------------------------------------------------------------------------------------------------------------
KRAFT FOODS,INC.         COMMON    50075N 10 4    16,235    392,618             SOLE             392,618
---------------------------------------------------------------------------------------------------------------------
MEDTRONIC,INC.           COMMON    585055 10 6     9,292    215,500             SOLE             215,500
---------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP.          COMMON    594918 10 4    14,091    473,500             SOLE             473,500
---------------------------------------------------------------------------------------------------------------------
NOVO NORDISK A/S         COMMON    670100 20 5     1,657     10,500             SOLE              10,500
---------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO.     COMMON    742718 10 9     8,678    125,120             SOLE             125,120
---------------------------------------------------------------------------------------------------------------------
QUALCOMM INC.            COMMON    747525 10 3     4,323     69,200             SOLE              69,200
---------------------------------------------------------------------------------------------------------------------
REPUBLIC SERVICES,INC.   COMMON    760759 10 0       913     33,200             SOLE              33,200
---------------------------------------------------------------------------------------------------------------------
SANOFI-AVENTIS SA        COMMON    80105N 10 5    12,229    284,000             SOLE             284,000
---------------------------------------------------------------------------------------------------------------------
U.S.BANCORP              COMMON    902973 30 4       960     28,000             SOLE              28,000
---------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES
CORP.                    COMMON    913017 10 9       376      4,800             SOLE               4,800
---------------------------------------------------------------------------------------------------------------------
WAL MART STORES,INC.     COMMON    931142 10 3    18,952    256,800             SOLE             256,800
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO.        COMMON    949746 10 1    32,633    945,060             SOLE             945,060
---------------------------------------------------------------------------------------------------------------------

                                         TOTAL:  351,405
